Revenues and Cost of Revenues (Details) - Schedule of cost of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of cost of revenues [Abstract]
Payroll and related expenses	$ 257	$ 206	$ 367
Share-based payment	5	31	55
Amortization of and depreciation	1,084	863	270
Impairment of intangible assets		270
Cost of internet services providers	973	360
Cost of networks and servers	129	88
Other	51	71	99
Cost of revenues	$ 2,499	$ 1,889	$ 791